SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[1]	Net premiums written
Year ended December 31, 2020:
Personal Lines[3]					$32,620.1		$20,611.7	$2,437.3	$5,762.0	$33,342.6
Commercial Lines					4,875.8		3,146.0	525.7	647.5	5,315.3
Property					1,765.7		1,364.1	310.2	237.9	1,910.8
Other indemnity					0		0	0	0	0
Total	$1,237.2	$20,265.8	$13,437.5	$0	$39,261.6	$916.6	$25,121.8	$3,273.2	$6,647.4	$40,568.7
Year ended December 31, 2019:
Personal Lines					$30,210.0		$21,329.7	$2,273.6	$4,227.6	$31,102.2
Commercial Lines					4,427.6		3,034.8	481.2	523.5	4,791.8
Property					1,554.8		1,106.0	268.4	224.0	1,683.9
Other indemnity					0		0	0	0	0
Total	$1,056.5	$18,105.4	$12,388.8	$0	$36,192.4	$1,017.4	$25,470.5	$3,023.2	$4,975.1	$37,577.9
Year ended December 31, 2018:
Personal Lines					$26,034.7		$18,389.8	$1,964.4	$3,563.3	$27,157.6
Commercial Lines					3,610.9		2,394.0	396.0	396.0	3,996.4
Property					1,287.7		937.0	213.3	237.2	1,455.9
Other indemnity					0		0.2	0	(0.7)	0
Total	$951.6	$15,400.8	$10,686.5	$0	$30,933.3	$796.2	$21,721.0	$2,573.7	$4,195.8	$32,609.9

[1] Progressive does not allocate assets, liabilities, or investment income to operating segments. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied.
[2] Excludes total net realized gains (losses) on securities.
[3] Other operating expenses includes $1,077.4 million of policyholder credits issued to personal auto customers.